Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2024-04-09	12 Months Ended
Sep. 30, 2025
Erroneously Awarded Compensation Recovery [Table]
Restatement Determination Date	Apr. 09, 2024
Erroneous Compensation Analysis [Text Block]	Effective as of April 9, 2024, our Board of Directors adopted an Executive Compensation Clawback Policy aligning with SEC and Nasdaq requirements. The Clawback Policy applies to our current and former executive officers and subjects their incentive-based compensation that is granted, earned, or vested based wholly or in part upon the attainment of a financial reporting measure. Recovery, to the extent practical, of any incentive-based compensation from an executive officer shall apply only in the event that the incentive-based compensation is deemed to have been erroneously awarded.